                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2005

Date of reporting period: October 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund"s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended October 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED OCTOBER 31, 2004

                                                  RUSSELL             LIPPER
                                                     2500            MID-CAP
                                                    VALUE              VALUE
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
   5.05%       4.66%       4.66%       5.10%       8.25%              5.62%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

MARKET CONDITIONS

U.S. equity markets posted modest gains in the six months ended October 31, 2004, despite facing a number of uncertainties during the period. Investors were confronted with the ambiguity surrounding the U.S. presidential election, which also drew more attention to the threat of terrorism and the instability in Iraq. Second and third quarter Gross Domestic Product estimates were also lower than expected, prompting a perception that the economic recovery was weakening. This was exacerbated by a substantial increase in oil prices, which added to concerns about lackluster consumer spending and job growth. Although the threat of terrorism weighed on the market over the period, the conclusion of the Olympics and two political conventions without incident was viewed favorably by investors, and alleviated some concern over the possibility of an attack. Statements by Federal Reserve Chairman Alan Greenspan also served to ease some market apprehension about economic slowing by framing the weakness as short term.

In an environment characterized by rising energy and commodity prices, two of the top-performing sectors for the period were energy and basic resources. Financial services stocks, particularly real estate investment trusts (REITs), were also strong. Technology and health care, which had been two of the strongest sectors during the prior 12 months, posted negative returns for the most recent period, as did consumer durables. Small and especially mid-cap stocks slightly outperformed their large-cap peers for the period, while value stocks outperformed growth across the market capitalization spectrum.

PERFORMANCE ANALYSIS

Morgan Stanley Small-Mid Special Value Fund underperformed the Russell 2500 Value Index and slightly underperformed the Lipper Mid-Cap Value Funds Index for the period ended October 31, 2004. The Fund's performance over the six months was hindered primarily by positions in the financial services, heavy industry/transportation, and energy sectors. Within financial services, the Fund maintained an underweighted position in REITs relative to the Russell 2500 Value Index, as we believed that this industry group was generally overvalued. However, these stocks were particularly strong performers, especially compared to the insurance stocks the fund emphasized. Among these, insurer Conseco reported a disappointing quarter marked by adverse mortality rates and the poor performance of mortgage-backed securities within its investment portfolio. The stock was further hurt by the departure of their CEO during the period. Trucking company SCS Transportation saw its shipment orders fall short of expectations, prompting the company to issue an earnings warning. SCS also experienced difficulties after folding the smaller trucking company Clark under its umbrella and incorporating related costs that were higher than expected. The Fund sold the stock after these problems raised questions about the company's execution. Finally, Stone Energy performed below expectations for the period after experiencing production setbacks and investor uncertainty related to the company's transition under new management. The Fund eliminated this holding as well.

Fund holdings in other areas, particularly basic resources and consumer staples, performed more positively. Fertilizer producer Agrium made strong gains as demand for fertilizer improved worldwide due to rising commodities prices for crops that encouraged farmers to plant more. Agrium also saw its pricing power improve and continued to demonstrate strong fundamentals during the period. Packaging products company Owens-Illinois received approval from the European Commission to acquire a glass container manufacturer and was successful in selling its struggling plastic container operations, while the new CEO and management team made other restructuring changes that met with approval from investors. Bunge, a producer and processor of soybean-based products, gained after a series of strong quarters in which earnings exceeded analyst estimates. Bunge was helped largely by increasing demand for soybean-based products such as fertilizer and edible oils that led to consistent growth. Another positive driver for the Fund was its overweighted position in the energy sector, the strongest-performing sector during the period.

There is no guarantee that any securities mentioned will continue to perform well or be held by the Fund in the future.

   TOP 10 HOLDINGS
   Apria Healthcare Group, Inc.                         3.0%
   DRS Technologies, Inc.                               2.7
   Old Republic International Corp.                     2.5
   Fisher Scientific International                      2.5
   Ashland, Inc.                                        2.4
   Noble Energy, Inc.                                   2.3
   AFC Enterprises, Inc.                                2.2
   Conseco Inc.                                         2.2
   Empresa Brasileira de Aeronautica S.A.               2.1
   Reinsurance Group of America, Inc.                   2.1

   TOP FIVE INDUSTRIES
   Aerospace & Defense                                  6.3%
   Property/Casualty Insurance                          4.1
   Medical Specialties                                  4.1
   Electric Utilities                                   3.5
   Miscellaneous Manufacturing                          3.5

Data as of October 31, 2004. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS NET ASSETS, INCLUDING ANY BORROWINGS FOR INVESTMENT PURPOSES, IN COMMON STOCKS AND OTHER EQUITY SECURITIES, INCLUDING CONVERTIBLE SECURITIES, OF SMALL AND MID-SIZE COMPANIES THAT THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES ARE UNDERVALUED RELATIVE TO THE MARKETPLACE OR TO SIMILAR COMPANIES. IN ACCORDANCE WITH THE FUND'S INVESTMENT STRATEGY, COMPANIES WITHIN A CAPITALIZATION RANGE OF $100 MILLION TO $5 BILLION AT THE TIME OF PURCHASE ARE CONSIDERED SMALL AND MID-SIZED COMPANIES BY THE INVESTMENT MANAGER. AS PART OF ITS INVESTMENT STRATEGY, THE FUND MAY INVEST UP TO 15 PERCENT OF ITS NET ASSETS IN SECURITIES OF FOREIGN ISSUERS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE INVESTMENT MANAGER PURSUES A VALUE-ORIENTED APPROACH THAT SEEKS TO IDENTIFY SECURITIES WHOSE MARKET VALUE IS LESS THAN THEIR INTRINSIC VALUE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS

FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED OCTOBER 31, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 05/28/02)         (since 05/28/02)         (since 05/28/02)          (since 05/28/02)
   SYMBOL                              JBJAX                     JBJBX                    JBJCX                    JBJDX
   1 YEAR                              15.28%(3)                 14.33%(3)                14.33%(3)                15.48%(3)
                                        9.23(4)                   9.33(4)                 13.33(4)                    --
   SINCE INCEPTION                     13.94(3)                  13.08(3)                 13.08(3)                 14.18(3)
                                       11.44(4)                  12.04(4)                 13.08(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 2500 Value Index measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/04 - 10/31/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             05/01/04 -
                                                                     05/01/04            10/31/04             10/31/04
                                                                   -------------       -------------       ---------------
CLASS A
Actual (5.05% return)                                                $1,000.00           $1,050.50             $ 6.82
Hypothetical (5% annual return before expenses)                      $1,000.00           $1,018.55             $ 6.72
CLASS B
Actual (4.66% return)                                                $1,000.00           $1,046.60             $10.68
Hypothetical (5% annual return before expenses)                      $1,000.00           $1,014.77             $10.51
CLASS C
Actual (4.66% return)                                                $1,000.00           $1,046.60             $10.68
Hypothetical (5% annual return before expenses)                      $1,000.00           $1,014.77             $10.51
CLASS D
Actual (5.10% return)                                                $1,000.00           $1,051.00             $ 5.53
Hypothetical (5% annual return before expenses)                      $1,000.00           $1,019.81             $ 5.45

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.32%, 2.07%, 2.07% and 1.07% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common and Preferred Stocks (97.1%)
              Advertising/Marketing
              Services (0.9%)
   36,200     R.H. Donnelley Corp.*....  $  1,963,850
                                         ------------
              Aerospace & Defense
              (6.3%)
   51,600     Alliant Techsystems,
               Inc.*...................     2,966,484
  157,900     DRS Technologies,
               Inc.*...................     5,719,138
  168,300     Empresa Brasileira de
               Aeronautica S.A. (ADR)
               (Pref.)*................     4,466,682
                                         ------------
                                           13,152,304
                                         ------------
              Agricultural Commodities/
              Milling (2.0%)
   86,300     Bunge Ltd. ..............     4,119,099
                                         ------------
              Apparel/Footwear (1.6%)
   90,000     Reebok International
               Ltd. ...................     3,330,000
                                         ------------
              Apparel/Footwear Retail
              (2.1%)
   62,900     New York & Company,
               Inc.*...................     1,302,030
   88,200     Stage Stores, Inc.*......     3,176,082
                                         ------------
                                            4,478,112
                                         ------------
              Broadcasting (0.9%)
  265,900     Sinclair Broadcast Group,
               Inc. (Class A)..........     1,861,300
                                         ------------
              Chemicals: Agricultural
              (2.1%)
  261,700     Agrium Inc. (Canada).....     4,341,603
                                         ------------
              Chemicals: Specialty
              (3.2%)
   93,000     Cytec Industries,
               Inc. ...................     4,325,430
   69,700     OM Group, Inc.*..........     2,299,403
                                         ------------
                                            6,624,833
                                         ------------
              Computer Peripherals
              (2.5%)
   70,100     Imation Corp. ...........     2,192,027
  114,500     Storage Technology
               Corp.*..................     3,093,790
                                         ------------
                                            5,285,817
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Containers/Packaging
              (3.5%)
  220,200     Owens-Illinois, Inc.*....  $  4,080,306
  132,800     Pactiv Corp.*............     3,146,032
                                         ------------
                                            7,226,338
                                         ------------
              Data Processing Services
              (1.7%)
  240,000     BISYS Group, Inc.
               (The)*..................     3,504,000
                                         ------------
              Electric Utilities (3.5%)
  170,700     PNM Resources Inc. ......     3,973,896
  145,600     Puget Energy, Inc. ......     3,386,656
                                         ------------
                                            7,360,552
                                         ------------
              Electrical Products
              (1.5%)
   69,100     Hubbell, Inc. (Class
               B)......................     3,159,252
                                         ------------
              Finance/Rental/Leasing
              (1.5%)
   73,950     Doral Financial Corp.
               (Puerto Rico)...........     3,104,421
                                         ------------
              Financial Conglomerates
              (2.2%)
  273,700     Conseco Inc.*............     4,587,212
                                         ------------
              Food: Meat/Fish/ Dairy
              (1.3%)
  115,000     Smithfield Foods,
               Inc.*...................     2,786,450
                                         ------------
              Gas Distributors (2.9%)
   97,600     AGL Resources, Inc. .....     3,045,120
  121,100     MDU Resources Group,
               Inc. ...................     3,106,215
                                         ------------
                                            6,151,335
                                         ------------
              Integrated Oil (1.5%)
   38,800     Murphy Oil Corp. ........     3,104,776
                                         ------------
              Investment Managers
              (1.5%)
  109,800     Federated Investors, Inc.
               (Class B)...............     3,183,102
                                         ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Life/Health Insurance
              (3.2%)
  103,500     Reinsurance Group of
               America, Inc. ..........  $  4,458,780
   42,000     Torchmark Corp. .........     2,268,840
                                         ------------
                                            6,727,620
                                         ------------
              Major Banks (2.0%)
  163,400     Popular, Inc. ...........     4,202,648
                                         ------------
              Medical Specialties
              (4.1%)
  166,800     Applera Corp. - Applied
               Biosystems Group........     3,182,544
   92,624     Fisher Scientific
               International, Inc.*....     5,312,913
                                         ------------
                                            8,495,457
                                         ------------
              Medical/Nursing Services
              (3.0%)
  228,300     Apria Healthcare Group,
               Inc.*...................     6,246,288
                                         ------------
              Miscellaneous
              Manufacturing (3.5%)
   42,500     Ametek, Inc. ............     1,399,100
   66,700     Carlisle Companies,
               Inc. ...................     3,877,271
   46,500     Teleflex Inc. ...........     2,036,235
                                         ------------
                                            7,312,606
                                         ------------
              Movies/Entertainment
              (0.9%)
  203,500     Crown Media Holdings,
               Inc. (Class A)*.........     1,832,517
                                         ------------
              Oil & Gas Production
              (3.4%)
   84,100     Noble Energy, Inc. ......     4,877,800
   70,000     Pioneer Natural Resources
               Co. ....................     2,268,000
                                         ------------
                                            7,145,800
                                         ------------
              Oil Refining/Marketing
              (2.4%)
   86,400     Ashland, Inc. ...........     4,978,368
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oilfield Services/
              Equipment (2.8%)
  194,300     Superior Energy Services,
               Inc.*...................  $  2,504,527
   97,220     Universal Compression
               Holdings, Inc.*.........     3,361,868
                                         ------------
                                            5,866,395
                                         ------------
              Other Consumer Services
              (1.6%)
  181,800     MoneyGram International,
               Inc. ...................     3,381,480
                                         ------------
              Other Transportation
              (2.0%)
  254,700     Laidlaw International
               Inc.*...................     4,245,849
                                         ------------
              Packaged Software (1.1%)
  254,076     MSC. Software Corp.*.....     2,207,920
                                         ------------
              Property - Casualty
              Insurers (4.1%)
   81,900     IPC Holdings, Ltd. ......     3,313,674
  228,150     Old Republic
               International Corp. ....     5,327,302
                                         ------------
                                            8,640,976
                                         ------------
              Real Estate Investment
              Trusts (2.7%)
   67,800     CarrAmerica Realty
               Corp. ..................     2,185,194
  116,000     Reckson Associates Realty
               Corp. ..................     3,520,600
                                         ------------
                                            5,705,794
                                         ------------
              Regional Banks (1.6%)
   68,797     Commerce Bancshares,
               Inc. ...................     3,377,933
                                         ------------
              Restaurants (2.2%)
  212,800     AFC Enterprises, Inc.*...     4,613,504
                                         ------------
              Savings Banks (3.3%)
  101,000     People's Bank............     3,786,490
   66,300     Webster Financial
               Corp. ..................     3,169,140
                                         ------------
                                            6,955,630
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Specialty Insurance
              (3.0%)
   11,100     Markel Corp.*............  $  3,529,800
   71,200     PMI Group, Inc. (The)....     2,763,984
                                         ------------
                                            6,293,784
                                         ------------
              Specialty Stores (1.0%)
   95,200     Borders Group, Inc. .....     2,169,608
                                         ------------
              Telecommunication
              Equipment (0.4%)
   39,600     ADTRAN, Inc. ............       855,360
                                         ------------
              Tools/Hardware (1.6%)
   46,200     Briggs & Stratton
               Corp. ..................     3,317,622
                                         ------------
              Trucks/Construction/Farm
              Machinery (3.4%)
  152,100     AGCO Corp.*..............     2,953,782
  109,930     Terex Corp.*.............     4,177,340
                                         ------------
                                            7,131,122
                                         ------------
              Wholesale Distributors
              (1.1%)
   54,800     Genuine Parts Co. .......     2,185,972
                                         ------------
              Total Common and
              Preferred Stocks
              (Cost $165,971,865)......   203,214,609
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (2.5%)
              Repurchase Agreement
  $ 5,150     Joint repurchase
               agreement account 1.84%
               due 11/01/04 (dated
               10/29/04; proceeds
               $5,150,790) (a)
               (Cost $5,150,000).......  $  5,150,000
                                         ------------

Total Investments
(Cost $171,121,865) (b).....    99.6%     208,364,609
Other Assets in Excess of
Liabilities.................     0.4          877,991
                               -----     ------------
Net Assets..................   100.0%    $209,242,600
                               =====     ============

------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $40,690,324 and the aggregate gross unrealized depreciation is $3,447,580, resulting in net unrealized appreciation of $37,242,744.

                       See Notes to Financial Statements
 10

Morgan Stanley Small-Mid Special Value Fund
SUMMARY OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Aerospace & Defense.........................................  $ 13,152,304        6.3%
Property - Casualty Insurers................................     8,640,976        4.1
Medical Specialties.........................................     8,495,457        4.1
Electric Utilities..........................................     7,360,552        3.5
Miscellaneous Manufacturing.................................     7,312,606        3.5
Containers/Packaging........................................     7,226,338        3.5
Oil & Gas Production........................................     7,145,800        3.4
Trucks/Construction/Farm Machinery..........................     7,131,122        3.4
Savings Banks...............................................     6,955,630        3.3
Life/Health Insurance.......................................     6,727,620        3.2
Chemicals: Specialty........................................     6,624,833        3.2
Specialty Insurance.........................................     6,293,784        3.0
Medical/Nursing Services....................................     6,246,288        3.0
Gas Distributors............................................     6,151,335        2.9
Oilfield Services/Equipment.................................     5,866,395        2.8
Real Estate Investment Trusts...............................     5,705,794        2.7
Computer Peripherals........................................     5,285,817        2.5
Repurchase Agreement........................................     5,150,000        2.5
Oil Refining/Marketing......................................     4,978,368        2.4
Restaurants.................................................     4,613,504        2.2
Financial Conglomerates.....................................     4,587,212        2.2
Apparel/Footwear Retail.....................................     4,478,112        2.1
Chemicals: Agricultural.....................................     4,341,603        2.1
Other Transportation........................................     4,245,849        2.0
Major Banks.................................................     4,202,648        2.0
Agricultural Commodities/Milling............................     4,119,099        2.0
Data Processing Services....................................     3,504,000        1.7
Other Consumer Services.....................................     3,381,480        1.6
Regional Banks..............................................     3,377,933        1.6
Apparel/Footwear............................................     3,330,000        1.6
Tools/Hardware..............................................     3,317,622        1.6
Investment Managers.........................................     3,183,102        1.5
Electrical Products.........................................     3,159,252        1.5
Integrated Oil..............................................     3,104,776        1.5
Finance/Rental/Leasing......................................     3,104,421        1.5
Food: Meat/Fish/Dairy.......................................     2,786,450        1.3
Packaged Software...........................................     2,207,920        1.1
Wholesale Distributors......................................     2,185,972        1.1
Specialty Stores............................................     2,169,608        1.0
Advertising/Marketing Services..............................     1,963,850        0.9
Broadcasting................................................     1,861,300        0.9
Movies/Entertainment........................................     1,832,517        0.9
Telecommunication Equipment.................................       855,360        0.4
                                                              ------------       ----
                                                              $208,364,609       99.6%
                                                              ============       ====

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $171,121,865)................  $208,364,609
Receivable for:
    Investments sold.................     2,060,914
    Shares of beneficial interest
      sold...........................       237,251
    Dividends........................       115,207
Prepaid expenses and other assets....        59,256
                                       ------------
    Total Assets.....................   210,837,237
                                       ------------
Liabilities:
Payable for:
    Investments purchased............     1,041,910
    Shares of beneficial interest
      redeemed.......................       204,709
    Distribution fee.................       157,517
    Investment management fee........       132,948
Accrued expenses and other
  payables...........................        57,553
                                       ------------
    Total Liabilities................     1,594,637
                                       ------------
    Net Assets.......................  $209,242,600
                                       ============
Composition of Net Assets:
Paid-in-capital......................  $150,328,380
Net unrealized appreciation..........    37,242,744
Accumulated net investment loss......      (611,049)
Accumulated undistributed net
  realized gain......................    22,282,525
                                       ------------
    Net Assets.......................  $209,242,600
                                       ============
Class A Shares:
Net Assets...........................   $14,882,438
Shares Outstanding (unlimited
  authorized, $.01 par value)........     1,084,312
    Net Asset Value Per Share........        $13.73
                                       ============
    Maximum Offering Price Per Share
      (net asset value plus 5.54% of
      net asset value)...............        $14.49
                                       ============
Class B Shares:
Net Assets...........................  $157,095,346
Shares Outstanding (unlimited
  authorized, $.01 par value)........    11,658,476
    Net Asset Value Per Share........        $13.47
                                       ============
Class C Shares:
Net Assets...........................   $25,279,359
Shares Outstanding (unlimited
  authorized, $.01 par value)........     1,876,035
    Net Asset Value Per Share........        $13.47
                                       ============
Class D Shares:
Net Assets...........................   $11,985,457
Shares Outstanding (unlimited
  authorized, $.01 par value)........       868,268
    Net Asset Value Per Share........        $13.80
                                       ============

Statement of Operations
For the six months ended October 31, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $7,502 foreign
  withholding tax)....................  $ 1,320,541
Interest..............................       45,672
                                        -----------
    Total Income......................    1,366,213
                                        -----------
Expenses
Investment management fee.............      775,449
Distribution fee (Class A shares).....       18,223
Distribution fee (Class B shares).....      773,802
Distribution fee (Class C shares).....      124,122
Transfer agent fees and expenses......      212,304
Professional fees.....................       36,509
Registration fees.....................       36,076
Shareholder reports and notices.......       33,416
Custodian fees........................        7,125
Trustees' fees and expenses...........        1,269
Other.................................        7,643
                                        -----------
    Total Expenses....................    2,025,938
                                        -----------
    Net Investment Loss...............     (659,725)
                                        -----------
Net Realized and Unrealized Gain
(Loss):
Net realized gain.....................   16,618,461
Net change in unrealized
  appreciation........................   (6,681,235)
                                        -----------
    Net Gain..........................    9,937,226
                                        -----------
Net Increase..........................  $ 9,277,501
                                        ===========

                       See Notes to Financial Statements
 12

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              OCTOBER 31, 2004   APRIL 30, 2004
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $   (659,725)     $ (1,582,743)
Net realized gain...........................................      16,618,461        17,235,140
Net change in unrealized appreciation.......................      (6,681,235)       37,210,769
                                                                ------------      ------------
    Net Increase............................................       9,277,501        52,863,166

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (4,891,588)        5,352,056
                                                                ------------      ------------
    Net Increase............................................       4,385,913        58,215,222
Net Assets:
Beginning of period.........................................     204,856,687       146,641,465
                                                                ------------      ------------
End of Period
(Including a net investment loss of $611,049 and accumulated
undistributed investment income of $48,676, respectively)...    $209,242,600      $204,856,687
                                                                ============      ============

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Small-Mid Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 21, 2002 and commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 (UNAUDITED) continued

Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,552,351 at October 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended October 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended October 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $222,742 and $1,537, respectively and received $52,532 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 2004 aggregated $69,043,451 and $70,042,222, respectively. Included in the aforementioned transactions are purchases of $265,656 with other Morgan Stanley funds.

For the six months ended October 31, 2004, the Fund incurred brokerage commissions of $18,522 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At October 31, 2004, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $1,865,536.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $9,400.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of April 30, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and tax adjustments on real estate investment trusts held by the Fund.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                        OCTOBER 31, 2004                 APRIL 30, 2004
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     232,142   $  3,083,203          447,473   $  5,313,787
Redeemed..........................................    (255,964)    (3,365,054)        (518,414)    (6,213,491)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class A............................     (23,822)      (281,851)         (70,941)      (899,704)
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   1,441,683     18,900,827        3,845,356     45,265,090
Redeemed..........................................  (1,646,482)   (21,484,508)      (2,982,531)   (35,415,409)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................    (204,799)    (2,583,681)         862,825      9,849,681
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     216,067      2,823,460          462,755      5,455,355
Redeemed..........................................    (192,433)    (2,518,648)        (521,089)    (5,995,537)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class C.................      23,634        304,812          (58,334)      (540,182)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      82,701      1,106,077          313,544      3,750,424
Redeemed..........................................    (257,926)    (3,436,945)        (573,593)    (6,808,163)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class D............................    (175,225)    (2,330,868)        (260,049)    (3,057,739)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................    (380,212)  $ (4,891,588)         473,501   $  5,352,056
                                                    ==========   ============       ==========   ============

7. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 (UNAUDITED) continued

compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                  FOR THE PERIOD
                                                                FOR THE SIX       FOR THE YEAR    MAY 28, 2002*
                                                                MONTHS ENDED         ENDED           THROUGH
                                                              OCTOBER 31, 2004   APRIL 30, 2004   APRIL 30, 2003
                                                              ----------------   --------------   --------------
                                                                (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $13.07            $ 9.58          $10.00
                                                                    ------            ------          ------

Income (loss) from investment operations:
    Net investment loss++...................................          0.00             (0.03)          (0.01)
    Net realized and unrealized gain (loss).................          0.66              3.52           (0.41)
                                                                    ------            ------          ------

Total income (loss) from investment operations..............          0.66              3.49           (0.42)
                                                                    ------            ------          ------

Net asset value, end of period..............................        $13.73            $13.07          $ 9.58
                                                                    ======            ======          ======

Total Return+...............................................          5.05%(1)         36.43 %         (4.20)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................          1.32%(2)          1.31 %          1.39 %(2)

Net investment loss.........................................          0.00%(2)         (0.23)%         (0.08)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................       $14,882           $14,484         $11,296

Portfolio turnover rate.....................................            35%(1)            51 %            69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 20

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                  FOR THE PERIOD
                                                                FOR THE SIX       FOR THE YEAR    MAY 28, 2002*
                                                                MONTHS ENDED         ENDED           THROUGH
                                                              OCTOBER 31, 2004   APRIL 30, 2004   APRIL 30, 2003
                                                              ----------------   --------------   --------------
                                                                (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $12.88            $ 9.51           $10.00
                                                                    ------            ------           ------

Income (loss) from investment operations:
    Net investment loss++...................................         (0.05)            (0.12)           (0.07)
    Net realized and unrealized gain (loss).................          0.64              3.49            (0.42)
                                                                    ------            ------           ------

Total income (loss) from investment operations..............          0.59              3.37            (0.49)
                                                                    ------            ------           ------

Net asset value, end of period..............................        $13.47            $12.88           $ 9.51
                                                                    ======            ======           ======

Total Return+...............................................          4.66 %(1)        35.44 %          (4.90)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................          2.07 %(2)         2.07 %           2.17 %(2)

Net investment loss.........................................         (0.75)%(2)        (0.99)%          (0.86)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................      $157,095          $152,811         $104,653

Portfolio turnover rate.....................................            35 %(1)           51 %             69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                  FOR THE PERIOD
                                                                FOR THE SIX       FOR THE YEAR    MAY 28, 2002*
                                                                MONTHS ENDED         ENDED           THROUGH
                                                              OCTOBER 31, 2004   APRIL 30, 2004   APRIL 30, 2003
                                                              ----------------   --------------   --------------
                                                                (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period........................       $12.88            $ 9.51           $10.00
                                                                   ------            ------           ------

Income (loss) from investment operations:
    Net investment loss++...................................        (0.05)            (0.12)           (0.07)
    Net realized and unrealized gain (loss).................         0.64              3.49            (0.42)
                                                                   ------            ------           ------

Total income (loss) from investment operations..............         0.59              3.37            (0.49)
                                                                   ------            ------           ------

Net asset value, end of period..............................       $13.47            $12.88           $ 9.51
                                                                   ======            ======           ======

Total Return+...............................................         4.66 %(1)        35.44 %          (4.90)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................         2.07 %(2)         2.07 %           2.17 %(2)

Net investment loss.........................................        (0.75)%(2)        (0.99)%          (0.86)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................      $25,279           $23,861          $18,177

Portfolio turnover rate.....................................           35 %(1)           51 %             69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 22

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                  FOR THE PERIOD
                                                                FOR THE SIX       FOR THE YEAR    MAY 28, 2002*
                                                                MONTHS ENDED         ENDED           THROUGH
                                                              OCTOBER 31, 2004   APRIL 30, 2004   APRIL 30, 2003
                                                              ----------------   --------------   --------------
                                                                (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period........................       $13.13            $ 9.60           $10.00
                                                                   ------            ------           ------

Income (loss) from investment operations:
    Net investment income++.................................         0.02              0.00             0.01
    Net realized and unrealized gain (loss).................         0.65              3.53            (0.41)
                                                                   ------            ------           ------

Total income (loss) from investment operations..............         0.67              3.53            (0.40)
                                                                   ------            ------           ------

Net asset value, end of period..............................       $13.80            $13.13           $ 9.60
                                                                   ======            ======           ======

Total Return+...............................................         5.10%(1)         36.77%           (4.00)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................         1.07%(2)          1.07%            1.17 %(2)

Net investment income.......................................         0.25%(2)          0.01%            0.14 %(2)

Supplemental Data:
Net assets, end of period, in thousands.....................      $11,985           $13,700          $12,515

Portfolio turnover rate.....................................           35%(1)            51%              69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Small-Mid Special
Value Fund

Semiannual Report
October 31, 2004

[MORGAN STANLEY LOGO]

39932RPT-RA04-00911P-Y10/04

Item 2. Code of Ethics

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004

                                       3